Deferred Tax Balances - Deferred Tax Assets (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Set-off of deferred tax liabilities pursuant to set-off provisions	$ (1,288,566)	$ (1,647,391)
Net deferred tax liabilities	0	0
Employee Benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	63,507	43,227
Accruals [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	125,814	124,755
Unrealized foreign exchange gains (losses) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	321,363	17,979
Tax Losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 777,882	$ 1,461,430